Vanguard Russell 2000 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (12.2%)
	Marriott Vacations Worldwide Corp.	15,129	1,858
	TEGNA Inc.	93,601	1,437
*	Murphy USA Inc.	10,838	1,274
*	Visteon Corp.	12,019	1,124
	Dana Inc.	62,403	1,058
*	RH	5,094	1,047
*	Meritage Homes Corp.	15,557	1,035
	KB Home	29,438	1,018
*	Penn National Gaming Inc.	42,078	969
*	Sally Beauty Holdings Inc.	52,100	960
*	TRI Pointe Group Inc.	61,312	955
*	Taylor Morrison Home Corp. Class A	39,042	907
*	Liberty Latin America Ltd.	49,406	886
*	WW International Inc.	20,117	871
	MDC Holdings Inc.	21,348	845
	Callaway Golf Co.	40,386	839
*	Adtalem Global Education Inc.	24,537	828
*	Adient plc	37,755	825
	Group 1 Automotive Inc.	7,629	786
*	Laureate Education Inc. Class A	44,972	780
^	Bed Bath & Beyond Inc.	52,518	766
*	BJ's Wholesale Club Holdings Inc.	31,433	745
	Jack in the Box Inc.	9,388	744
*	Hertz Global Holdings Inc.	43,669	677
	PriceSmart Inc.	8,867	663
*	Stamps.com Inc.	7,219	630
	Cooper Tire & Rubber Co.	21,620	623
	Wolverine World Wide Inc.	18,721	601
	Lithia Motors Inc. Class A	3,667	589
*	G-III Apparel Group Ltd.	19,494	577
*	Fitbit Inc. Class A	76,540	533
	Office Depot Inc.	234,235	522
	Kontoor Brands Inc.	14,548	522
	Matthews International Corp. Class A	13,222	507
*	M/I Homes Inc.	11,355	503
	Scholastic Corp.	12,733	473
*	American Axle & Manufacturing Holdings Inc.	47,931	473
*	Gray Television Inc.	23,343	472
	Acushnet Holdings Corp.	15,155	456
	Abercrombie & Fitch Co.	28,267	451
*	Central Garden & Pet Co. Class A	17,617	441
	Guess? Inc.	21,491	414
*	MSG Networks Inc.	25,231	410
	Signet Jewelers Ltd.	22,262	409
	Caleres Inc.	17,643	386
	Standard Motor Products Inc.	7,169	361
	La-Z-Boy Inc.	11,157	353
	EW Scripps Co. Class A	23,359	348
	Big Lots Inc.	16,630	348

	Buckle Inc.	12,485	347
*	Liberty Latin America Ltd. Class A	19,406	345
	Sonic Automotive Inc. Class A	10,412	341
*	Cars.com Inc.	24,843	330
	Oxford Industries Inc.	4,344	323
	Gannett Co. Inc.	50,426	321
*	OneSpaWorld Holdings Ltd.	19,558	319
^	Dillard's Inc. Class A	4,421	317
*	Stoneridge Inc.	10,184	307
	Marcus Corp.	9,675	304
*	Quotient Technology Inc.	28,916	302
*	Michaels Cos. Inc.	36,801	301
*	K12 Inc.	15,278	300
	Designer Brands Inc. Class A	18,054	298
*	William Lyon Homes Class A	13,759	287
	Tenneco Inc. Class A	21,682	269
*	Houghton Mifflin Harcourt Co.	45,094	265
*	Genesco Inc.	6,829	254
*	Zumiez Inc.	8,511	251
	Entercom Communications Corp. Class A	52,937	250
^	GameStop Corp. Class A	38,425	244
	Chico's FAS Inc.	50,265	240
	Dine Brands Global Inc.	2,827	234
*	Hudson Ltd. Class A	16,233	226
*	Vista Outdoor Inc.	24,983	207
*	Hibbett Sports Inc.	7,195	204
*	Cooper-Standard Holdings Inc.	7,144	203
*	American Outdoor Brands Corp.	23,186	203
*	HealthStream Inc.	6,872	200
	Aaron's Inc.	3,302	193
*	Beazer Homes USA Inc.	12,274	188
*	Century Communities Inc.	6,594	188
*	Conn's Inc.	8,520	187
	Winnebago Industries Inc.	3,929	187
*	Regis Corp.	11,448	185
	Ethan Allen Interiors Inc.	10,277	184
^	AMC Entertainment Holdings Inc. Class A	22,050	180
	Cato Corp. Class A	9,413	179
	Tupperware Brands Corp.	20,965	177
	Brinker International Inc.	3,922	176
	National Presto Industries Inc.	1,956	174
	Carriage Services Inc. Class A	7,035	169
*	American Public Education Inc.	6,746	167
*	At Home Group Inc.	19,008	163
	National CineMedia Inc.	23,926	160
*	Motorcar Parts of America Inc.	8,092	158
*	Chuy's Holdings Inc.	5,430	156
*	elf Beauty Inc.	9,441	156
*,^ JC Penney Co. Inc.		137,974	156
	Haverty Furniture Cos. Inc.	7,668	154
*	Red Robin Gourmet Burgers Inc.	5,547	151
*	Fossil Group Inc.	19,924	149
*	Meritor Inc.	5,768	146
*	El Pollo Loco Holdings Inc.	9,034	146
	Shoe Carnival Inc.	4,017	143
*	MarineMax Inc.	8,554	142
*,^ Daily Journal Corp.		496	141

*	Sportsman's Warehouse Holdings Inc.	18,571	136
*	Central Garden & Pet Co.	5,072	134
	Movado Group Inc.	6,744	132
*	Denny's Corp.	6,211	121
*	Rosetta Stone Inc.	7,522	117
	Winmark Corp.	650	115
*	Green Brick Partners Inc.	10,029	114
*	Express Inc.	28,679	113
*	Carrols Restaurant Group Inc.	14,088	112
	Hooker Furniture Corp.	4,683	111
	Emerald Expositions Events Inc.	10,768	108
*	Cumulus Media Inc. Class A	6,145	107
	American Eagle Outfitters Inc.	6,713	100
*	Fiesta Restaurant Group Inc.	10,098	100
*	Vera Bradley Inc.	8,962	99
	Citi Trends Inc.	4,763	98
	Tribune Publishing Co.	7,778	97
	Tilly's Inc. Class A	9,756	96
*	Del Taco Restaurants Inc.	12,558	94
*,^ RealReal Inc.		5,457	94
*	Century Casinos Inc.	11,421	92
	Boyd Gaming Corp.	3,075	90
*	Lumber Liquidators Holdings Inc.	10,036	89
*	Barnes & Noble Education Inc.	17,707	89
*	ZAGG Inc.	11,537	89
	Rocky Brands Inc.	2,908	81
*	Delta Apparel Inc.	2,719	76
*,^ Eros International plc		28,419	76
*	Reading International Inc. Class A	7,057	76
	Wingstop Inc.	935	75
	RCI Hospitality Holdings Inc.	3,983	73
*,^ Overstock.com Inc.		9,480	72
*	Golden Entertainment Inc.	3,890	70
	Papa John's International Inc.	1,052	67
*	Select Interior Concepts Inc. Class A	6,249	64
*	Marchex Inc. Class B	15,815	64
*	WideOpenWest Inc.	10,352	63
	Bassett Furniture Industries Inc.	4,162	63
	Weyco Group Inc.	2,577	63
*	Habit Restaurants Inc. Class A	5,857	62
	Entravision Communications Corp. Class A	21,001	60
	Nathan's Famous Inc.	774	58
	Flexsteel Industries Inc.	3,131	58
*	J Alexander's Holdings Inc.	5,384	56
*	Lands' End Inc.	4,455	52
	Escalade Inc.	4,487	51
	Johnson Outdoors Inc. Class A	783	51
	Clarus Corp.	3,991	50
	Saga Communications Inc. Class A	1,591	49
*	Sleep Number Corp.	993	48
*	Stitch Fix Inc. Class A	1,945	46
	Superior Group of Cos. Inc.	3,366	45
*	Party City Holdco Inc.	23,367	45
*	Monarch Casino & Resort Inc.	972	44
*	Potbelly Corp.	8,723	44
*	Red Lion Hotels Corp.	12,345	43
*	Lee Enterprises Inc.	22,150	43

	Interface Inc. Class A	2,490	42
*	Clear Channel Outdoor Holdings Inc.	15,763	39
*	Gaia Inc. Class A	4,367	37
*	Universal Electronics Inc.	595	33
	Lifetime Brands Inc.	4,894	32
*	Ascena Retail Group Inc.	65,741	30
	Bluegreen Vacations Corp.	2,961	29
*	Vince Holding Corp.	1,274	29
*	Container Store Group Inc.	6,668	28
	Sturm Ruger & Co. Inc.	602	27
*	Legacy Housing Corp.	1,658	27
*	Boston Omaha Corp. Class A	1,212	26
*	RTW RetailWinds Inc.	12,610	17
*	Kura Sushi USA Inc. Class A	644	17
*	GoPro Inc. Class A	4,049	16
	Tailored Brands Inc.	2,378	13
	J. Jill Inc.	7,167	12
*,^ Revlon Inc. Class A		407	10
*	Care.com Inc.	793	10
*	Purple Innovation Inc. Class A	1,174	9
*	Hemisphere Media Group Inc. Class A	632	9
*	Drive Shack Inc.	2,227	9
*,^ Waitr Holdings Inc.		20,448	8
*	Biglari Holdings Inc. Class B	68	8
*	Peloton Interactive Inc. Class A	216	8
	Collectors Universe Inc.	220	6
*	Inspired Entertainment Inc.	364	3
*	Fluent Inc.	1,518	2
			53,017
Consumer Staples (1.7%)
*	Simply Good Foods Co.	35,516	981
*	Edgewell Personal Care Co.	23,279	725
*	Hostess Brands Inc. Class A	51,495	693
	Cal-Maine Foods Inc.	13,551	590
	Universal Corp.	10,566	552
	Fresh Del Monte Produce Inc.	13,308	435
^	B&G Foods Inc.	24,943	413
	Lancaster Colony Corp.	2,233	353
	Andersons Inc.	13,438	310
	Ingles Markets Inc. Class A	6,141	273
	Sanderson Farms Inc.	1,360	225
	SpartanNash Co.	15,382	218
^	Rite Aid Corp.	23,425	212
*	United Natural Foods Inc.	22,484	205
	Weis Markets Inc.	4,101	163
	PetMed Express Inc.	6,038	138
*	Diplomat Pharmacy Inc.	25,573	132
*	Seneca Foods Corp. Class A	2,842	111
*	GNC Holdings Inc. Class A	35,570	105
	Village Super Market Inc. Class A	3,649	103
	Limoneira Co.	4,799	95
*	Craft Brew Alliance Inc.	4,768	79
*	Farmer Brothers Co.	4,433	67
	Alico Inc.	1,687	57
	Vector Group Ltd.	2,928	39
*	Nature's Sunshine Products Inc.	3,667	37
	Natural Grocers by Vitamin Cottage Inc.	3,796	36

	Tootsie Roll Industries Inc.	874	30
*,^ Pyxus International Inc.		3,537	28
*,^ cbdMD Inc.		3,902	13
*	Greenlane Holdings Inc. Class A	189	1
			7,419
Energy (5.0%)
	World Fuel Services Corp.	27,958	1,185
	Delek US Holdings Inc.	32,240	1,106
	Arcosa Inc.	20,928	821
*	Dril-Quip Inc.	15,717	664
*	Matador Resources Co.	43,987	619
*	PDC Energy Inc.	27,047	615
*	Oceaneering International Inc.	42,392	568
*	CNX Resources Corp.	80,354	555
	SemGroup Corp. Class A	34,228	526
*	NOW Inc.	46,679	523
	Arch Coal Inc. Class A	7,016	520
*	Helix Energy Solutions Group Inc.	60,693	504
	Golar LNG Ltd.	37,338	486
*	Magnolia Oil & Gas Corp. Class A	43,298	470
	Archrock Inc.	55,717	469
	Warrior Met Coal Inc.	22,286	458
*	Oil States International Inc.	26,735	426
*	Southwestern Energy Co.	232,946	424
	SM Energy Co.	48,002	399
*	Par Pacific Holdings Inc.	15,361	382
*	SRC Energy Inc.	104,412	373
*	Callon Petroleum Co.	97,937	357
	QEP Resources Inc.	102,471	335
	NexTier Oilfield Solutions Inc.	67,975	326
	CVR Energy Inc.	7,484	325
*	Oasis Petroleum Inc.	136,768	320
	Nabors Industries Ltd.	151,036	311
	Peabody Energy Corp.	29,239	283
*	Renewable Energy Group Inc.	15,779	269
*	Carrizo Oil & Gas Inc.	38,051	244
*	Matrix Service Co.	11,383	238
	Green Plains Inc.	15,539	237
*	Frank's International NV	45,460	232
*	Newpark Resources Inc.	38,037	223
*	Northern Oil and Gas Inc.	124,354	221
*	REX American Resources Corp.	2,404	221
	Berry Petroleum Corp.	26,732	213
*	Talos Energy Inc.	9,059	210
*	SunPower Corp.	26,804	201
*	Denbury Resources Inc.	202,787	200
*	Select Energy Services Inc. Class A	25,155	193
*	Whiting Petroleum Corp.	39,003	179
*	W&T Offshore Inc.	40,393	173
	SunCoke Energy Inc.	32,751	168
*	Laredo Petroleum Inc.	76,633	166
*	Gulfport Energy Corp.	68,040	161
*	Diamond Offshore Drilling Inc.	27,802	157
*,^ Bloom Energy Corp. Class A		23,987	156
*	Ameresco Inc. Class A	9,453	155
*	CONSOL Energy Inc.	11,568	148
*	Bonanza Creek Energy Inc.	8,124	142

	Liberty Oilfield Services Inc. Class A	15,994	141
	TerraForm Power Inc. Class A	9,067	141
*	Penn Virginia Corp.	5,752	139
*,^ California Resources Corp.		20,507	134
*	ProPetro Holding Corp.	15,025	130
*	Clean Energy Fuels Corp.	59,004	115
*	Noble Corp. plc	106,314	113
*	SEACOR Marine Holdings Inc.	8,405	99
	RPC Inc.	24,734	95
*	National Energy Services Reunited Corp.	10,318	94
	Falcon Minerals Corp.	14,048	91
*	Geospace Technologies Corp.	5,781	83
*	Era Group Inc.	8,549	82
*	Jagged Peak Energy Inc.	11,525	77
	Panhandle Oil and Gas Inc. Class A	6,475	77
*	Parker Drilling Co.	3,894	74
*	Trecora Resources	9,378	72
*	Exterran Corp.	13,032	70
*	TETRA Technologies Inc.	52,702	65
*,^ McDermott International Inc.		77,454	62
*	HighPoint Resources Corp.	47,068	59
*	Natural Gas Services Group Inc.	5,270	57
*	Contura Energy Inc.	8,170	55
*,^ Extraction Oil & Gas Inc.		36,202	52
*	KLX Energy Services Holdings Inc.	9,218	52
*	Forum Energy Technologies Inc.	34,677	45
*	SandRidge Energy Inc.	13,501	44
*	Montage Resources Corp.	8,868	44
*	Sunnova Energy International Inc.	4,037	42
*	Flotek Industries Inc.	22,541	40
*,^ Comstock Resources Inc.		6,234	40
	Brigham Minerals Inc.	1,933	37
*	Earthstone Energy Inc. Class A	8,171	37
*	Nine Energy Service Inc.	6,657	37
*	Pacific Drilling SA	12,671	36
	Amplify Energy Corp.	5,487	30
*,^ Seadrill Ltd.		25,225	28
*	Ring Energy Inc.	14,393	28
*	Covia Holdings Corp.	17,209	26
	Hallador Energy Co.	8,501	25
*	SilverBow Resources Inc.	2,804	24
*	Roan Resources Inc.	14,758	22
*	Smart Sand Inc.	9,041	21
*	Unit Corp.	22,716	19
*	Abraxas Petroleum Corp.	66,328	17
*	Independence Contract Drilling Inc.	20,017	16
*	Chaparral Energy Inc. Class A	12,853	14
*	Goodrich Petroleum Corp.	1,266	12
*	Ramaco Resources Inc.	3,387	12
*	NCS Multistage Holdings Inc.	4,842	10
*	PrimeEnergy Resources Corp.	64	10
	Mammoth Energy Services Inc.	5,964	9
	Evolution Petroleum Corp.	1,529	8
*	FTS International Inc.	7,431	8
*	RigNet Inc.	729	4
*	US Well Services Inc.	1,741	3
			21,834

Financial Services (41.8%)
Radian Group Inc.	88,091	2,276
Rexford Industrial Realty Inc.	47,151	2,257
Blackstone Mortgage Trust Inc. Class A	54,025	1,979
First Industrial Realty Trust Inc.	43,151	1,837
Healthcare Realty Trust Inc.	55,148	1,830
Stifel Financial Corp.	29,063	1,817
Sabra Health Care REIT Inc.	81,456	1,815
STAG Industrial Inc.	55,012	1,705
IBERIABANK Corp.	22,695	1,657
Valley National Bancorp	139,152	1,611
United Bankshares Inc.	41,846	1,585
Hancock Whitney Corp.	38,656	1,570
Physicians Realty Trust	80,099	1,537
Community Bank System Inc.	21,921	1,487
Pebblebrook Hotel Trust	55,903	1,465
Terreno Realty Corp.	24,953	1,440
Glacier Bancorp Inc.	31,889	1,398
Sunstone Hotel Investors Inc.	97,339	1,363
CenterState Bank Corp.	53,318	1,356
Old National Bancorp	73,928	1,337
Agree Realty Corp.	17,637	1,319
Atlantic Union Bankshares Corp.	34,871	1,318
UMB Financial Corp.	19,244	1,295
BancorpSouth Bank	40,976	1,274
RLJ Lodging Trust	73,844	1,262
Washington Federal Inc.	34,018	1,252
Home BancShares Inc.	66,489	1,251
Columbia Banking System Inc.	31,613	1,235
PotlatchDeltic Corp.	28,441	1,235
CVB Financial Corp.	57,636	1,231
Apollo Commercial Real Estate Finance Inc.	66,620	1,217
CNO Financial Group Inc.	67,068	1,215
South State Corp.	14,577	1,214
Cathay General Bancorp	32,842	1,209
Investors Bancorp Inc.	99,119	1,195
Fulton Financial Corp.	69,567	1,194
Piedmont Office Realty Trust Inc. Class A	53,836	1,191
* American Equity Investment Life Holding Co.	38,850	1,155
Essent Group Ltd.	20,326	1,111
Independent Bank Corp.	13,061	1,100
Lexington Realty Trust Class B	98,468	1,091
* Cannae Holdings Inc.	29,094	1,091
Washington REIT	34,664	1,077
First Financial Bancorp	42,565	1,035
Xenia Hotels & Resorts Inc.	48,847	1,029
Simmons First National Corp. Class A	39,582	1,026
Urban Edge Properties	49,367	1,023
WesBanco Inc.	27,862	1,016
International Bancshares Corp.	23,947	1,016
Invesco Mortgage Capital Inc.	62,466	1,014
WSFS Financial Corp.	22,580	1,007
First Midwest Bancorp Inc.	45,530	982
Ameris Bancorp	22,417	979
First BanCorp	92,362	970
Acadia Realty Trust	35,815	963
United Community Banks Inc.	30,848	956

Trustmark Corp.	27,651	950
First Merchants Corp.	23,443	949
Argo Group International Holdings Ltd.	14,049	924
Selective Insurance Group Inc.	13,735	910
DiamondRock Hospitality Co.	87,345	900
Cadence BanCorp Class A	54,126	894
Retail Opportunity Investments Corp.	48,701	888
ProAssurance Corp.	23,057	867
Renasant Corp.	24,383	863
* Genworth Financial Inc. Class A	217,967	863
PennyMac Mortgage Investment Trust	37,210	859
* Enstar Group Ltd.	4,120	841
Great Western Bancorp Inc.	24,472	841
National Health Investors Inc.	10,159	823
Pacific Premier Bancorp Inc.	25,582	820
Banner Corp.	14,823	810
Towne Bank	28,652	807
Capitol Federal Financial Inc.	56,853	806
Mack-Cali Realty Corp.	37,178	795
CoreCivic Inc.	51,436	779
Ladder Capital Corp. Class A	44,961	777
Horace Mann Educators Corp.	17,743	770
Essential Properties Realty Trust Inc.	29,095	759
Hilltop Holdings Inc.	30,718	757
Hope Bancorp Inc.	51,546	748
Global Net Lease Inc.	36,608	746
Senior Housing Properties Trust	101,584	744
Hannon Armstrong Sustainable Infrastructure Capital Inc.	25,273	742
NBT Bancorp Inc.	18,350	734
Heartland Financial USA Inc.	15,310	723
Northwest Bancshares Inc.	42,997	715
* PRA Group Inc.	19,412	711
Walker & Dunlop Inc.	10,477	688
Kite Realty Group Trust	35,492	687
Office Properties Income Trust	20,534	685
First Interstate BancSystem Inc. Class A	16,236	684
Redwood Trust Inc.	41,056	664
Independent Bank Group Inc.	11,495	662
Provident Financial Services Inc.	26,763	651
Alexander & Baldwin Inc.	29,585	641
American Finance Trust Inc.	43,153	638
New York Mortgage Trust Inc.	100,655	627
Berkshire Hills Bancorp Inc.	19,798	625
Safety Insurance Group Inc.	6,325	618
Eagle Bancorp Inc.	13,876	616
Easterly Government Properties Inc.	26,094	607
Industrial Logistics Properties Trust	27,959	605
Kennedy-Wilson Holdings Inc.	26,384	597
First Commonwealth Financial Corp.	41,938	596
Westamerica Bancorporation	9,113	592
First Busey Corp.	22,217	591
Employers Holdings Inc.	13,623	585
Independence Realty Trust Inc.	38,570	576
FGL Holdings	62,766	573
Park National Corp.	5,708	573
Seritage Growth Properties Class A	13,181	557
AMERISAFE Inc.	8,187	553

S&T Bancorp Inc.	14,455	545
Bank of NT Butterfield & Son Ltd.	15,772	545
Tompkins Financial Corp.	6,257	543
Summit Hotel Properties Inc.	44,545	540
Brookline Bancorp Inc.	33,607	539
* Seacoast Banking Corp. of Florida	17,928	533
Sandy Spring Bancorp Inc.	15,017	531
OceanFirst Financial Corp.	21,603	518
Monmouth Real Estate Investment Corp.	33,514	514
Waddell & Reed Financial Inc. Class A	31,698	512
Realogy Holdings Corp.	48,769	511
City Holding Co.	6,351	505
RPT Realty	33,361	493
First Bancorp	12,530	490
Nelnet Inc. Class A	7,729	487
* Encore Capital Group Inc.	13,321	486
Southside Bancshares Inc.	13,687	481
Enterprise Financial Services Corp.	10,601	479
Getty Realty Corp.	14,274	479
Piper Jaffray Cos.	5,899	477
BancFirst Corp.	7,946	470
Colony Credit Real Estate Inc.	35,321	468
OFG Bancorp	21,790	467
Flagstar Bancorp Inc.	12,407	462
ARMOUR Residential REIT Inc.	25,949	448
TriCo Bancshares	11,425	442
Stewart Information Services Corp.	10,140	434
Heritage Financial Corp.	15,712	433
TPG RE Finance Trust Inc.	21,211	430
Granite Point Mortgage Trust Inc.	23,150	421
Boston Private Financial Holdings Inc.	35,527	417
Veritex Holdings Inc.	15,574	405
* Ambac Financial Group Inc.	19,386	404
LTC Properties Inc.	8,574	401
* LendingClub Corp.	28,168	389
Investors Real Estate Trust	5,030	389
Franklin Street Properties Corp.	44,356	386
Carolina Financial Corp.	8,971	379
* Columbia Financial Inc.	22,679	378
United Fire Group Inc.	8,340	366
Chatham Lodging Trust	19,704	361
TrustCo Bank Corp. NY	40,975	360
Meridian Bancorp Inc.	17,747	357
German American Bancorp Inc.	10,552	356
Lakeland Bancorp Inc.	20,918	349
Washington Trust Bancorp Inc.	6,490	339
^ Washington Prime Group Inc.	80,853	336
Kearny Financial Corp.	23,846	336
Bryn Mawr Bank Corp.	8,450	332
Central Pacific Financial Corp.	11,096	322
Oritani Financial Corp.	17,323	322
Univest Financial Corp.	12,287	321
Northfield Bancorp Inc.	18,760	317
Urstadt Biddle Properties Inc. Class A	12,790	312
Capstead Mortgage Corp.	39,904	310
1st Source Corp.	5,996	308
PennyMac Financial Services Inc.	8,980	308

* HomeStreet Inc.	9,600	306
* Third Point Reinsurance Ltd.	31,958	305
National Bank Holdings Corp. Class A	8,489	304
Banc of California Inc.	19,733	303
* Allegiance Bancshares Inc.	8,367	300
Horizon Bancorp Inc.	15,867	299
Community Trust Bancorp Inc.	6,627	298
Artisan Partners Asset Management Inc. Class A	9,888	293
* Customers Bancorp Inc.	12,540	293
Virtus Investment Partners Inc.	2,484	293
RE/MAX Holdings Inc. Class A	7,627	292
* MBIA Inc.	31,346	292
Brightsphere Investment Group Inc.	30,219	291
Origin Bancorp Inc.	8,156	291
Great Southern Bancorp Inc.	4,728	289
Banco Latinoamericano de Comercio Exterior SA	13,322	287
Stock Yards Bancorp Inc.	6,923	287
Camden National Corp.	6,556	285
Armada Hoffler Properties Inc.	15,473	279
Dime Community Bancshares Inc.	13,703	276
* INTL. FCStone Inc.	6,888	276
* St. Joe Co.	14,429	274
ConnectOne Bancorp Inc.	10,612	267
* Axos Financial Inc.	9,033	266
QCR Holdings Inc.	6,316	264
James River Group Holdings Ltd.	6,634	262
Preferred Apartment Communities Inc. Class A	19,040	262
B. Riley Financial Inc.	8,853	259
Bank of Marin Bancorp	5,719	258
* Nicolet Bankshares Inc.	3,555	258
Universal Insurance Holdings Inc.	8,774	255
First Defiance Financial Corp.	8,327	251
Peoples Bancorp Inc.	7,640	250
National General Holdings Corp.	11,724	250
CorEnergy Infrastructure Trust Inc.	5,628	249
National Western Life Group Inc. Class A	983	248
First of Long Island Corp.	10,231	248
CatchMark Timber Trust Inc. Class A	20,787	247
Flushing Financial Corp.	11,596	246
Front Yard Residential Corp.	21,182	246
Peapack Gladstone Financial Corp.	8,133	243
Mercantile Bank Corp.	6,889	243
Midland States Bancorp Inc.	8,592	241
Opus Bank	9,363	241
* Bancorp Inc.	21,469	238
Ellington Financial Inc.	13,096	237
FBL Financial Group Inc. Class A	4,111	237
First Bancshares Inc.	7,038	236
* Watford Holdings Ltd.	8,680	235
* Mr Cooper Group Inc.	17,099	230
Whitestone REIT	16,316	229
Preferred Bank	4,153	229
Bridge Bancorp Inc.	7,004	229
Western Asset Mortgage Capital Corp.	22,200	228
CBTX Inc.	7,713	228
Retail Value Inc.	6,390	227
State Auto Financial Corp.	6,889	226

First Financial Corp.	5,102	226
Hanmi Financial Corp.	11,470	225
City Office REIT Inc.	16,686	224
Federal Agricultural Mortgage Corp.	2,691	223
Meta Financial Group Inc.	6,246	222
CareTrust REIT Inc.	10,452	218
AG Mortgage Investment Trust Inc.	13,996	218
KKR Real Estate Finance Trust Inc.	10,766	217
First Mid Bancshares Inc.	6,203	217
Financial Institutions Inc.	6,638	216
Ready Capital Corp.	13,454	212
Gladstone Commercial Corp.	9,290	212
Hersha Hospitality Trust Class A	14,825	210
* Carter Bank & Trust	9,790	207
First Community Bankshares Inc.	6,590	201
Heritage Commerce Corp.	15,922	199
Live Oak Bancshares Inc.	10,841	198
Arrow Financial Corp.	5,501	197
* Triumph Bancorp Inc.	5,491	197
Franklin Financial Network Inc.	5,638	192
Republic Bancorp Inc. Class A	4,153	192
* Equity Bancshares Inc. Class A	6,486	191
* TriState Capital Holdings Inc.	7,872	191
United Community Financial Corp.	17,153	191
Global Medical REIT Inc.	13,529	188
First Foundation Inc.	11,474	188
CNB Financial Corp.	5,905	187
People's Utah Bancorp	6,318	185
* Amerant Bancorp Inc.	8,411	185
* Byline Bancorp Inc.	9,950	183
Ares Commercial Real Estate Corp.	11,566	181
One Liberty Properties Inc.	6,607	180
Waterstone Financial Inc.	9,532	180
Safehold Inc.	4,287	175
WisdomTree Investments Inc.	35,917	175
American National Bankshares Inc.	4,614	175
Dynex Capital Inc.	10,303	174
MidWestOne Financial Group Inc.	5,104	174
CorePoint Lodging Inc.	17,056	172
* Atlantic Capital Bancshares Inc.	9,013	171
Bar Harbor Bankshares	6,586	169
Farmers National Banc Corp.	11,007	169
Capital City Bank Group Inc.	5,777	167
PJT Partners Inc.	3,898	166
Exantas Capital Corp.	13,755	166
Jernigan Capital Inc.	9,174	160
Sierra Bancorp	5,956	160
New Senior Investment Group Inc.	20,328	160
Anworth Mortgage Asset Corp.	44,314	156
Old Second Bancorp Inc.	12,505	154
Orchid Island Capital Inc.	27,066	154
Community Healthcare Trust Inc.	3,201	152
Independent Bank Corp.	6,787	152
* FRP Holdings Inc.	3,025	151
* Tejon Ranch Co.	9,047	149
FB Financial Corp.	3,830	147
Peoples Financial Services Corp.	2,978	146

* Citizens Inc. Class A	21,350	146
Civista Bancshares Inc.	6,584	143
RBB Bancorp	7,002	140
Heritage Insurance Holdings Inc.	10,195	140
* Metropolitan Bank Holding Corp.	3,043	137
Citizens & Northern Corp.	5,182	136
ServisFirst Bancshares Inc.	3,742	136
Southern National Bancorp of Virginia Inc.	8,524	136
West Bancorporation Inc.	5,511	134
* Donnelley Financial Solutions Inc.	13,287	133
Consolidated-Tomoka Land Co.	2,126	133
Business First Bancshares Inc.	5,392	133
* Greenlight Capital Re Ltd. Class A	12,631	132
* Cardtronics plc Class A	3,122	132
* Spirit of Texas Bancshares Inc.	5,734	131
Lakeland Financial Corp.	2,759	130
Home Bancorp Inc.	3,366	130
* Southern First Bancshares Inc.	3,025	130
BBX Capital Corp. Class A	28,275	129
Summit Financial Group Inc.	4,796	129
PCSB Financial Corp.	6,272	128
Braemar Hotels & Resorts Inc.	13,040	128
First Bancorp Inc.	4,456	127
HCI Group Inc.	2,729	126
SmartFinancial Inc.	5,529	126
HomeTrust Bancshares Inc.	4,758	124
Enterprise Bancorp Inc.	3,897	124
Moelis & Co. Class A	3,752	124
* Bridgewater Bancshares Inc.	9,612	123
Macatawa Bank Corp.	11,311	121
Southern Missouri Bancorp Inc.	3,238	121
National Bankshares Inc.	2,765	119
* On Deck Capital Inc.	28,513	117
Guaranty Bancshares Inc.	3,545	117
Oppenheimer Holdings Inc. Class A	4,052	116
Amalgamated Bank Class A	6,037	115
United Insurance Holdings Corp.	8,841	112
Farmers & Merchants Bancorp Inc.	4,313	112
* EZCORP Inc. Class A	21,799	112
* Enova International Inc.	4,840	111
Ames National Corp.	3,867	109
* Hallmark Financial Services Inc.	5,687	108
Westwood Holdings Group Inc.	3,499	108
Ashford Hospitality Trust Inc.	39,204	108
Territorial Bancorp Inc.	3,395	108
Cambridge Bancorp	1,373	107
Great Ajax Corp.	6,998	107
CBL & Associates Properties Inc.	73,902	106
Capstar Financial Holdings Inc.	6,323	106
Northrim BanCorp Inc.	2,823	106
* World Acceptance Corp.	1,113	106
ACNB Corp.	2,983	105
Premier Financial Bancorp Inc.	5,673	103
Central Valley Community Bancorp	4,847	102
MutualFirst Financial Inc.	2,576	102
Cedar Realty Trust Inc.	37,987	101
Luther Burbank Corp.	8,732	101

First Choice Bancorp	4,387	100
Gladstone Land Corp.	7,841	99
Timberland Bancorp Inc.	3,347	99
* Cowen Inc. Class A	6,464	99
Western New England Bancorp Inc.	10,052	99
Cherry Hill Mortgage Investment Corp.	6,577	99
Orrstown Financial Services Inc.	4,471	98
iStar Inc.	7,352	96
LCNB Corp.	5,139	95
Penns Woods Bancorp Inc.	2,985	95
Parke Bancorp Inc.	3,949	94
* Howard Bancorp Inc.	5,657	94
* Forestar Group Inc.	4,615	94
Reliant Bancorp Inc.	4,161	93
Shore Bancshares Inc.	5,545	93
PCB Bancorp	5,417	93
First Internet Bancorp	4,074	92
Independence Holding Co.	2,188	92
FS Bancorp Inc.	1,539	92
Arlington Asset Investment Corp. Class A	15,697	92
* Ocwen Financial Corp.	58,478	91
Codorus Valley Bancorp Inc.	4,233	91
First Capital Inc.	1,339	91
Century Bancorp Inc. Class A	1,042	91
Newmark Group Inc. Class A	6,934	90
* FVCBankcorp Inc.	5,262	90
* PICO Holdings Inc.	8,170	90
Norwood Financial Corp.	2,562	90
MVB Financial Corp.	4,144	88
First Business Financial Services Inc.	3,509	88
^ Pennsylvania REIT	15,132	87
Bankwell Financial Group Inc.	2,920	85
* Green Dot Corp. Class A	3,598	85
Evans Bancorp Inc.	2,091	85
* Select Bancorp Inc.	7,131	85
SB One Bancorp	3,588	85
Bank of Commerce Holdings	7,381	85
BankFinancial Corp.	6,140	84
Mid Penn Bancorp Inc.	3,086	83
BCB Bancorp Inc.	6,139	83
Global Indemnity Ltd.	2,871	83
Tiptree Inc.	10,433	81
Farmland Partners Inc.	12,074	81
First Bank	7,305	79
Community Bankers Trust Corp.	9,053	79
Investors Title Co.	487	78
* Rafael Holdings Inc. Class B	4,598	78
C&F Financial Corp.	1,378	78
* Assetmark Financial Holdings Inc.	3,075	77
* Republic First Bancorp Inc.	19,414	77
BRT Apartments Corp.	4,081	75
Community Financial Corp.	2,140	74
* Richmond Mutual Bancorporation Inc.	5,080	74
ESSA Bancorp Inc.	4,237	73
Unity Bancorp Inc.	3,235	72
Investar Holding Corp.	2,862	72
* Entegra Financial Corp.	2,376	71

* NI Holdings Inc.	4,252	71
DNB Financial Corp.	1,530	71
First Northwest Bancorp	4,004	71
Bank of Princeton	2,460	71
* Stratus Properties Inc.	2,461	70
* MMA Capital Holdings Inc.	2,166	69
* MainStreet Bancshares Inc.	3,132	69
Franklin Financial Services Corp.	1,822	68
Chemung Financial Corp.	1,490	68
Sculptor Capital Management Inc. Class A	3,495	68
Sterling Bancorp Inc.	6,969	68
* Baycom Corp.	3,030	67
Protective Insurance Corp. Class B	3,937	66
Prudential Bancorp Inc.	3,669	66
Ohio Valley Banc Corp.	1,735	65
Merchants Bancorp	3,627	65
1st Constitution Bancorp	3,170	65
Riverview Bancorp Inc.	8,912	64
Mackinac Financial Corp.	4,086	64
* Regional Management Corp.	1,956	64
Donegal Group Inc. Class A	4,322	63
* HarborOne Bancorp Inc.	5,892	63
FNCB Bancorp Inc.	7,616	62
Northeast Bank	2,841	61
Hawthorn Bancshares Inc.	2,513	61
Peoples Bancorp of North Carolina Inc.	1,929	61
* Malvern Bancorp Inc.	2,623	60
Universal Health Realty Income Trust	503	60
Hingham Institution for Savings	310	59
OP Bancorp	6,057	59
United Security Bancshares	5,642	59
Marlin Business Services Corp.	2,704	58
* Pacific Mercantile Bancorp	8,092	58
* Pioneer Bancorp Inc.	4,361	58
Provident Financial Holdings Inc.	2,600	57
* Medallion Financial Corp.	8,539	54
Colony Bankcorp Inc.	3,348	54
Level One Bancorp Inc.	2,157	53
* PDL Community Bancorp	3,605	53
* Capital Bancorp Inc.	3,474	52
Oak Valley Bancorp	2,720	51
* Cushman & Wakefield plc	2,588	50
First Financial Northwest Inc.	3,267	48
Fidelity D&D Bancorp Inc.	713	47
Union Bankshares Inc.	1,347	46
* Marcus & Millichap Inc.	1,179	43
* Altisource Portfolio Solutions SA	2,352	42
First Guaranty Bancshares Inc.	1,966	42
* Provident Bancorp Inc.	3,347	39
* ProSight Global Inc.	2,299	39
* Esquire Financial Holdings Inc.	1,627	39
UMH Properties Inc.	2,371	37
* CrossFirst Bankshares Inc.	2,618	35
FedNat Holding Co.	2,268	34
GAIN Capital Holdings Inc.	8,033	33
South Plains Financial Inc.	1,640	31
Associated Capital Group Inc. Class A	815	29

	Bank7 Corp.	1,500	28
	Saul Centers Inc.	473	25
	Diamond Hill Investment Group Inc.	167	23
*	Coastal Financial Corp.	1,288	22
*	Transcontinental Realty Investors Inc.	450	15
	Ladenburg Thalmann Financial Services Inc.	4,174	15
*	American Realty Investors Inc.	1,044	14
*	Red River Bancshares Inc.	273	14
*	Griffin Industrial Realty Inc.	355	14
*	Maui Land & Pineapple Co. Inc.	1,193	14
	Crawford & Co. Class B	1,151	12
*	Elevate Credit Inc.	2,781	12
	Bank First Corp.	126	9
	CIM Commercial Trust Corp.	556	8
	Greene County Bancorp Inc.	207	6
	Park Hotels & Resorts Inc.	202	5
*	Oportun Financial Corp.	205	4
	GAMCO Investors Inc. Class A	216	4
*	GWG Holdings Inc.	312	3
*	Avalon GloboCare Corp.	1,119	2
*	Ashford Inc.	60	1
	Value Line Inc.	38	1
			180,736
Health Care (5.3%)
*	Medicines Co.	21,728	1,829
*	Syneos Health Inc.	24,844	1,364
*	Reata Pharmaceuticals Inc. Class A	5,490	1,071
*	Prestige Consumer Healthcare Inc.	21,768	822
*	Allscripts Healthcare Solutions Inc.	72,285	779
*	Ligand Pharmaceuticals Inc.	6,711	758
*	Avanos Medical Inc.	20,389	707
	Patterson Cos. Inc.	36,097	702
*	Myriad Genetics Inc.	26,661	686
*	Brookdale Senior Living Inc.	78,940	564
*	Cambrex Corp.	8,295	497
*	Endo International plc	91,483	465
*	Tivity Health Inc.	20,326	460
	National HealthCare Corp.	5,285	449
	Luminex Corp.	17,984	380
*	LivaNova plc	4,482	375
*	Achillion Pharmaceuticals Inc.	58,242	362
*	Hanger Inc.	13,021	341
*	Anika Therapeutics Inc.	5,741	332
*	Magellan Health Inc.	4,184	325
*	Akebia Therapeutics Inc.	50,899	320
*	Integer Holdings Corp.	3,700	281
*	Coherus Biosciences Inc.	15,485	279
*	Varex Imaging Corp.	9,159	274
*	OPKO Health Inc.	152,375	242
*	AngioDynamics Inc.	15,586	240
*	Prothena Corp. plc	17,998	231
*	Gossamer Bio Inc.	8,432	215
*	OraSure Technologies Inc.	26,462	214
*	Arena Pharmaceuticals Inc.	4,260	202
*	Triple-S Management Corp. Class B	9,788	187
*,^ Viking Therapeutics Inc.		25,246	185
	Owens & Minor Inc.	26,667	177

*	Acceleron Pharma Inc.	3,364	165
*	Cross Country Healthcare Inc.	13,238	160
*	Sangamo Therapeutics Inc.	14,302	154
*	AMAG Pharmaceuticals Inc.	14,497	154
*	Ardelyx Inc.	20,470	152
	Meridian Bioscience Inc.	16,454	151
*	Epizyme Inc.	9,023	149
*	PDL BioPharma Inc.	47,849	148
*	Option Care Health Inc.	47,113	147
	Computer Programs & Systems Inc.	5,494	146
*	FibroGen Inc.	3,405	144
*	Assembly Biosciences Inc.	8,843	143
*,^ Mallinckrodt plc		35,845	135
*	Immunomedics Inc.	7,171	135
*	Akorn Inc.	35,601	130
*	G1 Therapeutics Inc.	5,975	129
	Invacare Corp.	14,632	128
*,^ Intrexon Corp.		22,617	126
*	Surgery Partners Inc.	9,121	126
*	Lannett Co. Inc.	13,615	120
*	Community Health Systems Inc.	37,486	120
*	Arcus Biosciences Inc.	13,689	113
*,^ Geron Corp.		74,432	106
*	ImmunoGen Inc.	28,452	103
*	MacroGenics Inc.	10,728	102
*	Apyx Medical Corp.	12,558	100
*	Intellia Therapeutics Inc.	5,507	95
*	Tenet Healthcare Corp.	2,910	94
*	Intra-Cellular Therapies Inc.	9,429	92
*	SeaSpine Holdings Corp.	6,644	88
*	Calithera Biosciences Inc.	17,556	86
*	Orthofix Medical Inc.	1,839	83
*	Aeglea BioTherapeutics Inc.	9,395	80
*	TCR2 Therapeutics Inc.	4,536	77
*	Gritstone Oncology Inc.	8,429	73
*	Concert Pharmaceuticals Inc.	9,028	68
*	WaVe Life Sciences Ltd.	1,966	65
*	Cara Therapeutics Inc.	2,360	61
*	Bridgebio Pharma Inc.	2,051	59
*	Five Prime Therapeutics Inc.	15,050	59
*	Mersana Therapeutics Inc.	14,860	57
*	Adamas Pharmaceuticals Inc.	9,404	56
*	Revance Therapeutics Inc.	3,026	54
*	Spero Therapeutics Inc.	4,485	54
*	Enzo Biochem Inc.	19,656	52
*	Verrica Pharmaceuticals Inc.	3,129	47
*	Abeona Therapeutics Inc.	13,336	45
*	ArQule Inc.	4,664	45
*	Chimerix Inc.	20,088	44
*	RTI Surgical Holdings Inc.	23,753	44
*	American Renal Associates Holdings Inc.	4,412	42
*	Lineage Cell Therapeutics Inc.	45,121	41
*	Sutro Biopharma Inc.	3,658	41
*	AcelRx Pharmaceuticals Inc.	21,688	40
*	Jounce Therapeutics Inc.	6,698	36
*	Harpoon Therapeutics Inc.	1,934	36
*	NanoString Technologies Inc.	1,330	36

	LeMaitre Vascular Inc.	963	34
*	Molecular Templates Inc.	2,626	34
*	Spectrum Pharmaceuticals Inc.	3,780	34
*	Karuna Therapeutics Inc.	452	32
*	Constellation Pharmaceuticals Inc.	697	32
*,^ Novavax Inc.		6,241	30
*	Acorda Therapeutics Inc.	18,776	30
*	Cerus Corp.	6,624	29
*	TG Therapeutics Inc.	3,416	28
*	Solid Biosciences Inc.	7,030	28
*	Pacific Biosciences of California Inc.	5,301	27
*	Strongbridge Biopharma plc	14,974	27
*	Menlo Therapeutics Inc.	6,463	26
*	UNITY Biotechnology Inc.	3,246	25
*	Livongo Health Inc.	875	25
*	Cellular Biomedicine Group Inc.	1,349	24
	Utah Medical Products Inc.	222	24
*	Dynavax Technologies Corp. Class A	4,051	23
*	AnaptysBio Inc.	1,688	23
*	Osmotica Pharmaceuticals plc	3,321	22
*	Protagonist Therapeutics Inc.	2,520	22
*	TherapeuticsMD Inc.	8,724	22
*	Aldeyra Therapeutics Inc.	2,659	21
*	Assertio Therapeutics Inc.	27,897	21
*	Aclaris Therapeutics Inc.	12,781	21
*	Sientra Inc.	2,435	21
*	Stoke Therapeutics Inc.	848	21
*	Evelo Biosciences Inc.	4,579	21
*	CareDx Inc.	982	20
*	BioCryst Pharmaceuticals Inc.	7,017	20
*	Health Catalyst Inc.	494	20
*	Cytokinetics Inc.	2,024	20
*,^ PolarityTE Inc.		5,808	19
*	Kala Pharmaceuticals Inc.	4,457	19
*	Phreesia Inc.	628	18
*	Kezar Life Sciences Inc.	6,103	16
*	Rigel Pharmaceuticals Inc.	6,775	15
*	Synlogic Inc.	6,575	14
*	EyePoint Pharmaceuticals Inc.	8,865	14
*	Principia Biopharma Inc.	369	13
*	Alphatec Holdings Inc.	1,845	13
*	Minerva Neurosciences Inc.	1,840	11
	Phibro Animal Health Corp. Class A	470	11
*	Affimed NV	4,241	11
*	Prevail Therapeutics Inc.	706	10
*	ADMA Biologics Inc.	2,129	10
*	Morphic Holding Inc.	607	10
*	Castle Biosciences Inc.	357	10
*	Avid Bioservices Inc.	1,696	9
*,^ CEL-SCI Corp.		1,143	9
*	Viela Bio Inc.	281	9
*	ElectroCore Inc.	5,375	8
*,^ Envista Holdings Corp.		287	8
*	resTORbio Inc.	6,278	8
*	Turning Point Therapeutics Inc.	134	8
*	TransMedics Group Inc.	392	7
*	Personalis Inc.	821	7

*	Atreca Inc.	714	7
*	CASI Pharmaceuticals Inc.	2,108	7
*	Fulcrum Therapeutics Inc.	548	7
*	Neon Therapeutics Inc.	5,864	7
*	Enochian Biosciences Inc.	1,052	6
*	Synthorx Inc.	322	6
*	Eloxx Pharmaceuticals Inc.	1,098	6
*	Akero Therapeutics Inc.	291	6
*	Xeris Pharmaceuticals Inc.	603	5
*,^ TransEnterix Inc.		23,302	5
*	VBI Vaccines Inc.	4,653	4
*	Rockwell Medical Inc.	1,821	4
*	Kiniksa Pharmaceuticals Ltd. Class A	355	4
*	SmileDirectClub Inc.	378	4
*	Aduro Biotech Inc.	2,766	3
*	SpringWorks Therapeutics Inc.	140	3
*	10X Genomics Inc. Class A	45	3
*	Beyondspring Inc.	221	3
*	Aprea Therapeutics Inc.	109	3
*	Frequency Therapeutics Inc.	154	3
*	NGM Biopharmaceuticals Inc.	113	2
*	Evofem Biosciences Inc.	293	2
*	NextCure Inc.	34	2
*	Cortexyme Inc.	58	2
*	Exagen Inc.	81	1
*	Cyclerion Therapeutics Inc.	489	1
*	Mirum Pharmaceuticals Inc.	104	1
*	Translate Bio Inc.	26	—
			22,852
Materials & Processing (6.4%)
	Louisiana-Pacific Corp.	46,001	1,364
*	Rexnord Corp.	40,623	1,283
	Commercial Metals Co.	50,678	1,083
	Carpenter Technology Corp.	20,244	1,064
*	Summit Materials Inc. Class A	39,552	944
	Belden Inc.	16,992	913
*	BMC Stock Holdings Inc.	28,627	848
	Minerals Technologies Inc.	15,165	819
^	Cleveland-Cliffs Inc.	98,680	788
	Stepan Co.	7,827	758
*	Gibraltar Industries Inc.	13,898	726
*	Beacon Roofing Supply Inc.	23,739	704
	Trinseo SA	17,407	661
*	Coeur Mining Inc.	94,723	621
	Schweitzer-Mauduit International Inc.	13,305	584
	Sensient Technologies Corp.	8,581	543
	Hecla Mining Co.	207,910	514
	Worthington Industries Inc.	13,058	500
	Greif Inc. Class A	11,445	494
*	Livent Corp.	63,269	494
	Boise Cascade Co.	12,800	485
*	MRC Global Inc.	31,231	417
	Kaiser Aluminum Corp.	3,438	377
	Mueller Industries Inc.	10,764	338
	Griffon Corp.	15,741	334
	PH Glatfelter Co.	18,634	333
	Mueller Water Products Inc. Class A	27,360	309

	Materion Corp.	5,147	303
*	Continental Building Products Inc.	7,967	293
	HB Fuller Co.	5,517	275
	Quanex Building Products Corp.	14,126	275
	Innophos Holdings Inc.	8,480	271
*	PQ Group Holdings Inc.	16,228	257
*	Verso Corp.	13,914	257
	Tronox Holdings plc Class A	21,052	244
*	AdvanSix Inc.	11,904	241
	Tredegar Corp.	11,163	240
*	GMS Inc.	7,713	239
	Schnitzer Steel Industries Inc.	10,925	235
*	Kraton Corp.	9,613	217
*	AK Steel Holding Corp.	76,755	212
*	Novagold Resources Inc.	29,421	205
	American Vanguard Corp.	12,489	201
	Haynes International Inc.	5,340	196
	Insteel Industries Inc.	7,903	184
*	PGT Innovations Inc.	12,681	182
	Hawkins Inc.	4,173	172
*	Patrick Industries Inc.	3,197	158
	NN Inc.	18,174	158
	Orion Engineered Carbons SA	8,544	155
	US Silica Holdings Inc.	31,348	155
*	Century Aluminum Co.	21,728	153
	Caesarstone Ltd.	9,733	152
*	Unifi Inc.	6,244	152
*	Clearwater Paper Corp.	6,944	152
	Universal Forest Products Inc.	2,942	146
*	Northwest Pipe Co.	4,178	143
	Innospec Inc.	1,414	139
*	Cornerstone Building Brands Inc.	19,755	136
	Kronos Worldwide Inc.	9,636	133
	Greif Inc. Class B	2,416	131
	Park Aerospace Corp.	7,970	130
	FutureFuel Corp.	11,189	126
*	UFP Technologies Inc.	2,648	123
*	Landec Corp.	10,594	121
	Gold Resource Corp.	26,463	118
*	Veritiv Corp.	5,657	104
*	TimkenSteel Corp.	17,366	101
*	Ferro Corp.	6,681	96
*	Intrepid Potash Inc.	41,309	94
*	Foundation Building Materials Inc.	4,401	90
	Neenah Inc.	1,208	88
*	Builders FirstSource Inc.	3,408	87
	United States Lime & Minerals Inc.	830	85
*	Koppers Holdings Inc.	2,267	84
	Rayonier Advanced Materials Inc.	20,467	80
	Culp Inc.	4,926	79
	Oil-Dri Corp. of America	2,172	79
*,^ Energy Fuels Inc.		39,553	78
*	JELD-WEN Holding Inc.	3,275	75
*	LB Foster Co. Class A	3,929	74
	Olympic Steel Inc.	3,849	65
	Apogee Enterprises Inc.	1,679	64
	Eastern Co.	2,269	62

	PolyOne Corp.	1,791	57
*,^ Amyris Inc.		13,578	55
*	Synalloy Corp.	3,485	45
*	BlueLinx Holdings Inc.	3,845	40
*	Masonite International Corp.	545	39
*	LSB Industries Inc.	9,423	37
*	Concrete Pumping Holdings Inc.	6,856	33
*	Armstrong Flooring Inc.	7,528	30
	Valhi Inc.	11,476	22
*	NL Industries Inc.	3,509	15
	CompX International Inc.	689	11
*	Ryerson Holding Corp.	435	5
*	Marrone Bio Innovations Inc.	1,196	1
*,§ Ferroglobe R&W Trust		19,424	—
			27,553
Other (0.0%)2
*	BRP Group Inc. Class A	202	3
*	Progyny Inc.	82	2
*	Vir Biotechnology Inc.	170	2
*	Galera Therapeutics Inc.	157	2
*	Oyster Point Pharma Inc.	104	2
*	BellRing Brands Inc. Class A	82	2
*	Cabaletta Bio Inc.	115	2
*,§ NewStar Financial Inc. CVR		6,148	2
*,§ Media General Inc. CVR		35,434	1
*	Tela Bio Inc.	98	1
*,§ Corium CVR		871	—
			19
Producer Durables (12.5%)
	KBR Inc.	60,881	1,812
*	Darling Ingredients Inc.	70,829	1,686
*	FTI Consulting Inc.	14,578	1,589
	SkyWest Inc.	21,621	1,354
	UniFirst Corp.	6,506	1,342
*	Allegheny Technologies Inc.	54,096	1,247
	GATX Corp.	15,291	1,236
	Kennametal Inc.	35,258	1,228
	ABM Industries Inc.	28,659	1,089
	Barnes Group Inc.	17,792	1,053
	Altra Industrial Motion Corp.	27,700	910
	Triton International Ltd.	23,736	899
	Deluxe Corp.	17,434	891
*	SPX FLOW Inc.	18,023	854
	Werner Enterprises Inc.	19,760	726
	Aircastle Ltd.	22,544	721
*	Hub Group Inc. Class A	13,890	709
*	Navistar International Corp.	21,327	696
	Matson Inc.	18,256	689
	Cubic Corp.	11,358	676
	Scorpio Tankers Inc.	18,932	651
	Kaman Corp.	10,206	649
	AAR Corp.	14,328	640
*	TriMas Corp.	20,062	622
	Hawaiian Holdings Inc.	20,210	612
*	CBIZ Inc.	22,051	592
*	Sykes Enterprises Inc.	16,444	578

* Huron Consulting Group Inc.	8,450	567
Rush Enterprises Inc. Class A	11,815	541
EnPro Industries Inc.	8,117	539
EMCOR Group Inc.	5,960	530
Steelcase Inc. Class A	28,342	514
Encore Wire Corp.	8,759	511
* Conduent Inc.	74,690	506
Watts Water Technologies Inc. Class A	5,115	496
Mobile Mini Inc.	12,995	493
SFL Corp. Ltd.	34,782	493
Otter Tail Corp.	9,509	467
EnerSys	6,427	451
* Herc Holdings Inc.	9,625	450
Triumph Group Inc.	16,059	445
Granite Construction Inc.	17,060	439
Hillenbrand Inc.	13,744	435
* SP Plus Corp.	9,822	431
* Saia Inc.	4,498	427
Standex International Corp.	5,389	416
* Aerojet Rocketdyne Holdings Inc.	9,364	414
Heartland Express Inc.	18,671	400
* TrueBlue Inc.	17,108	399
Greenbrier Cos. Inc.	13,780	388
ACCO Brands Corp.	41,772	382
* CIRCOR International Inc.	8,384	372
Wabash National Corp.	23,269	366
Astec Industries Inc.	9,674	362
Marten Transport Ltd.	16,781	355
* SEACOR Holdings Inc.	7,460	316
ArcBest Corp.	10,941	315
Kelly Services Inc. Class A	14,290	313
Actuant Corp. Class A	12,139	298
AZZ Inc.	7,787	296
* International Seaways Inc.	10,832	287
* Aegion Corp. Class A	12,966	281
DHT Holdings Inc.	37,866	278
* Tutor Perini Corp.	17,065	272
Lindsay Corp.	3,006	271
* DXP Enterprises Inc.	6,983	269
* Tidewater Inc.	17,360	266
* Thermon Group Holdings Inc.	10,020	263
ICF International Inc.	2,926	263
* Atlas Air Worldwide Holdings Inc.	9,987	261
Hyster-Yale Materials Handling Inc.	4,321	256
* Manitowoc Co. Inc.	15,725	252
* Vectrus Inc.	4,848	247
* Spirit Airlines Inc.	6,292	246
McGrath RentCorp	3,329	244
MTS Systems Corp.	5,127	233
* Echo Global Logistics Inc.	11,454	229
Heidrick & Struggles International Inc.	7,314	227
Ennis Inc.	10,904	225
Gorman-Rupp Co.	6,001	222
Nordic American Tankers Ltd.	60,494	219
* BrightView Holdings Inc.	13,406	215
Brady Corp. Class A	3,673	209
* Team Inc.	12,737	206

Teekay Tankers Ltd. Class A	10,356	196
Terex Corp.	6,756	190
* Ducommun Inc.	3,844	188
* Wesco Aircraft Holdings Inc.	16,777	184
* ASGN Inc.	2,685	180
Costamare Inc.	21,251	175
Pitney Bowes Inc.	36,618	172
* CAI International Inc.	6,991	168
* SPX Corp.	3,510	168
Miller Industries Inc.	4,471	164
Powell Industries Inc.	3,843	160
* Modine Manufacturing Co.	21,497	160
Columbus McKinnon Corp.	3,823	157
Moog Inc. Class A	1,803	155
HNI Corp.	3,939	155
Teekay Corp.	30,183	145
VSE Corp.	3,533	144
Resources Connection Inc.	9,129	141
* Dorian LPG Ltd.	9,771	140
* WillScot Corp. Class A	7,843	139
* Lydall Inc.	7,332	137
* Diamond S Shipping Inc.	9,454	136
* Dycom Industries Inc.	2,613	136
Primoris Services Corp.	6,156	136
* Sterling Construction Co. Inc.	9,171	134
REV Group Inc.	9,835	128
RR Donnelley & Sons Co.	30,857	123
CRA International Inc.	2,379	122
Scorpio Bulkers Inc.	19,089	117
Park-Ohio Holdings Corp.	3,683	116
* Arlo Technologies Inc.	32,964	114
* Textainer Group Holdings Ltd.	12,199	111
* Titan Machinery Inc.	8,162	110
* CECO Environmental Corp.	12,681	100
Hurco Cos. Inc.	2,773	99
Preformed Line Products Co.	1,368	98
H&E Equipment Services Inc.	2,958	98
* Commercial Vehicle Group Inc.	13,184	94
Briggs & Stratton Corp.	17,481	94
Rush Enterprises Inc. Class B	2,005	91
* Ardmore Shipping Corp.	11,386	91
* InnerWorkings Inc.	19,313	91
* Eagle Bulk Shipping Inc.	18,572	89
* Mistras Group Inc.	6,681	88
Graham Corp.	4,012	85
* Liquidity Services Inc.	11,481	80
* DHI Group Inc.	22,381	75
NACCO Industries Inc. Class A	1,546	73
* GP Strategies Corp.	5,667	72
Spartan Motors Inc.	4,026	71
* Covenant Transportation Group Inc. Class A	5,277	71
* Willis Lease Finance Corp.	1,148	69
* Construction Partners Inc. Class A	3,401	67
Genco Shipping & Trading Ltd.	6,330	66
* Blue Bird Corp.	3,157	64
Alamo Group Inc.	554	64
Quad/Graphics Inc.	13,775	62

	Titan International Inc.	21,021	62
*	StarTek Inc.	7,459	59
*	Heritage-Crystal Clean Inc.	1,885	58
	Franklin Electric Co. Inc.	1,029	57
*	Daseke Inc.	19,138	56
	ESCO Technologies Inc.	630	55
	GasLog Ltd.	5,880	55
*	American Superconductor Corp.	6,334	53
*	Advanced Disposal Services Inc.	1,573	52
	BG Staffing Inc.	2,344	51
*	YRC Worldwide Inc.	13,940	49
	Federal Signal Corp.	1,450	48
*	Overseas Shipholding Group Inc. Class A	27,080	47
	Kimball International Inc. Class B	2,046	44
*	US Xpress Enterprises Inc. Class A	9,087	44
*	Twin Disc Inc.	4,271	43
*	Gencor Industries Inc.	3,235	41
*	IES Holdings Inc.	1,870	41
*	Information Services Group Inc.	16,131	40
*	Vishay Precision Group Inc.	1,105	38
*	Safe Bulkers Inc.	21,602	38
	Argan Inc.	993	36
*	Mesa Air Group Inc.	4,848	35
*	Great Lakes Dredge & Dock Corp.	3,186	34
	Knoll Inc.	1,192	33
*	General Finance Corp.	2,699	29
	Systemax Inc.	1,249	29
*	FARO Technologies Inc.	400	19
	Luxfer Holdings plc	879	15
	Hackett Group Inc.	952	15
*,^ Roadrunner Transportation Systems Inc.		1,478	14
*	PAM Transportation Services Inc.	248	13
*	Charah Solutions Inc.	3,954	9
	Advanced Emissions Solutions Inc.	766	8
	LSC Communications Inc.	13,729	6
*	Exela Technologies Inc.	3,975	1
			53,999
Technology (8.5%)
*	Lumentum Holdings Inc.	32,905	2,424
*	Tech Data Corp.	15,669	2,270
*	Cirrus Logic Inc.	25,062	1,797
	Perspecta Inc.	56,485	1,558
*	LiveRamp Holdings Inc.	28,863	1,446
	Vishay Intertechnology Inc.	57,053	1,135
*	Anixter International Inc.	13,120	1,126
*,^ Cloudera Inc.		95,079	939
	ManTech International Corp. Class A	11,510	893
*	Synaptics Inc.	14,476	827
*	Plexus Corp.	10,782	818
*	NetScout Systems Inc.	31,259	788
*	Knowles Corp.	34,854	763
*	Sanmina Corp.	22,355	711
*	FormFactor Inc.	29,586	685
	KEMET Corp.	24,573	657
*	Insight Enterprises Inc.	9,600	630
*	Diodes Inc.	13,433	620
*	Rambus Inc.	47,337	618

*	Avaya Holdings Corp.	47,785	610
	Methode Electronics Inc.	16,065	598
*	TTM Technologies Inc.	42,873	575
	Benchmark Electronics Inc.	16,178	558
*	Onto Innovation Inc.	15,883	533
*	Amkor Technology Inc.	42,397	513
*	MACOM Technology Solutions Holdings Inc.	19,856	490
*	Infinera Corp.	75,694	483
*	Ambarella Inc.	8,082	442
*	3D Systems Corp.	49,190	418
	TiVo Corp.	52,592	411
*	II-VI Inc.	14,037	410
	AVX Corp.	20,055	408
*	Stratasys Ltd.	22,122	408
*	ScanSource Inc.	11,231	398
	CTS Corp.	14,050	385
	Comtech Telecommunications Corp.	10,105	382
*	Ultra Clean Holdings Inc.	16,879	375
	Xperi Corp.	16,960	336
*	NETGEAR Inc.	13,252	333
*	Photronics Inc.	28,146	331
	Cohu Inc.	17,382	308
*	Harmonic Inc.	36,836	304
*	Axcelis Technologies Inc.	14,061	301
*	Veeco Instruments Inc.	20,562	281
	Presidio Inc.	16,502	272
	Maxar Technologies Inc.	25,611	266
	PC Connection Inc.	4,825	238
*	Ichor Holdings Ltd.	7,262	229
*	Digi International Inc.	11,987	214
	ADTRAN Inc.	20,353	187
	Brooks Automation Inc.	4,061	182
*	Evolent Health Inc. Class A	24,817	179
*	PDF Solutions Inc.	11,277	179
*	SMART Global Holdings Inc.	5,678	175
*	Kimball Electronics Inc.	9,961	175
*	CalAmp Corp.	13,926	146
*	Blucora Inc.	5,820	137
*	NeoPhotonics Corp.	16,620	136
*	Limelight Networks Inc.	29,308	125
*,^ Inseego Corp.		19,446	123
	QAD Inc. Class A	2,325	119
*	Diebold Nixdorf Inc.	15,792	115
*	Semtech Corp.	2,267	110
*	Alpha & Omega Semiconductor Ltd.	8,739	104
	Daktronics Inc.	15,997	99
*	Immersion Corp.	13,345	90
*	Applied Optoelectronics Inc.	8,326	89
*	DSP Group Inc.	6,116	87
*	comScore Inc.	21,040	86
*	GTY Technology Holdings Inc.	16,923	83
	American Software Inc. Class A	5,171	82
*	Calix Inc.	10,538	82
*	Fabrinet	1,264	76
*	OneSpan Inc.	4,091	76
*	Ribbon Communications Inc.	25,849	76
*	Unisys Corp.	6,640	76

* Synchronoss Technologies Inc.	16,302	74
* Verint Systems Inc.	1,520	74
* KVH Industries Inc.	6,424	74
Bel Fuse Inc. Class B	4,182	69
* Bandwidth Inc. Class A	1,161	65
* Acacia Research Corp.	20,362	60
* Rubicon Project Inc.	7,028	57
* ePlus Inc.	656	55
* Meet Group Inc.	11,252	54
* AXT Inc.	16,141	51
* GSI Technology Inc.	6,886	50
* Telenav Inc.	6,576	38
* SecureWorks Corp. Class A	3,178	36
TESSCO Technologies Inc.	2,889	32
* TrueCar Inc.	6,086	32
* CEVA Inc.	736	19
* Adesto Technologies Corp.	1,539	11
* Pareteum Corp.	24,576	11
* Digimarc Corp.	265	9
NVE Corp.	129	8
* Leaf Group Ltd.	1,798	7
* Cambium Networks Corp.	693	5
* Datadog Inc. Class A	111	4
* Casa Systems Inc.	1,186	4
* Ping Identity Holding Corp.	140	3
* Cloudflare Inc. Class A	108	2
* DASAN Zhone Solutions Inc.	191	1
* Ideanomics Inc.	1,460	1
		36,615
Utilities (6.3%)
Portland General Electric Co.	38,600	2,143
Black Hills Corp.	26,259	2,011
ONE Gas Inc.	22,479	1,998
ALLETE Inc.	22,310	1,787
PNM Resources Inc.	34,207	1,657
Spire Inc.	21,394	1,656
Southwest Gas Holdings Inc.	20,772	1,574
NorthWestern Corp.	21,821	1,562
New Jersey Resources Corp.	35,578	1,513
Avista Corp.	28,298	1,338
South Jersey Industries Inc.	34,258	1,070
Pattern Energy Group Inc. Class A	38,027	1,047
* Iridium Communications Inc.	42,635	993
El Paso Electric Co.	14,412	977
Ormat Technologies Inc.	11,020	847
Northwest Natural Holding Co.	11,123	765
MGE Energy Inc.	9,581	743
Clearway Energy Inc.	31,581	626
Unitil Corp.	6,255	382
Clearway Energy Inc. Class A	15,139	287
SJW Group	3,984	282
ATN International Inc.	4,837	272
* Vonage Holdings Corp.	31,238	247
* Intelsat SA	28,879	176
* Cincinnati Bell Inc.	21,576	140
Artesian Resources Corp. Class A	3,468	129
* AquaVenture Holdings Ltd.	5,108	114

Consolidated Communications Holdings Inc.		30,408	110
Consolidated Water Co. Ltd.		6,314	105
Spok Holdings Inc.		8,078	99
RGC Resources Inc.		3,282	96
*,^ Cadiz Inc.		5,837	67
California Water Service Group		1,177	61
Middlesex Water Co.		940	59
* Atlantic Power Corp.		17,086	40
*,^ Frontier Communications Corp.		43,968	30
Genie Energy Ltd. Class B		3,576	29
York Water Co.		548	24
* ORBCOMM Inc.		5,973	24
* IDT Corp. Class B		1,792	13
			27,093
Total Common Stocks (Cost $409,318)			431,137
	Coupon
Temporary Cash Investment (1.2%)1
Money Market Fund (1.2%)
3,4 Vanguard Market Liquidity Fund (Cost
$5,036)	1.841%	50,356	5,036
Total Investments (100.9%) (Cost $414,354)			436,173
Other Assets and Liabilities-Net (-0.9%)4,5			(3,819)
Net Assets (100%)			432,354

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,968,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $4,550,000 was received for securities on loan, of which $4,547,000 is held in Vanguard Market
Liquidity Fund and $3,000 is held in cash.
5 Cash of $34,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	10	812	21

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales

Russell 2000 Value Index Fund

prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

Russell 2000 Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	431,134	—	3
Temporary Cash Investments	5,036	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	436,164	—	3
1 Represents variation margin on the last day of the reporting period.